Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Details) - Schedule of financial liabilities held for trading at fair value through profit or loss - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Liabilities Held for Trading at Fair Value Through Profit or Loss [Abstract]
Financial derivative contracts	$ 3,101,469	$ 2,772,780
Other financial instruments	6,271
Total	$ 3,107,740	$ 2,772,780